Other operating results net	12 Months Ended
Jun. 30, 2022
28. Other operating results, net

28. Other operating results, net

	06.30.2022	06.30.2021	06.30.2020
Result from commodity derivative financial instruments	(2,358)	(7,463)	1,081
Result from disposal of subsidiaries and associates	-	141	(15)
Result from sale of property, plant and equipment	8	16	(2)
Donations	(159)	(300)	(251)
Lawsuits and other contingencies	(331)	(549)	(294)
Interest and allowances generated by operating assets	1,429	5,059	3,183
Administration fees	39	18	43
Others	607	(664)	355
Total other operating results, net	(765)	(3,742)	4,100